Note 11 - Segmented Information - Geographic Segmentation of Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Total assets	$ 57,656	$ 53,280
UNITED STATES
Total assets	39,465	39,169
CANADA
Total assets	17,416	13,327
Other [Member]
Total assets	$ 775	$ 784